UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2004

                 Check here if Amendment |_|; Amendment Number:

                        This Amendment (Check only one):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name: Thomas W. Smith

      Address: 323 Railroad Avenue Greenwich CT    06830
                     (Street)      (City) (State)  (Zip)

      Form 13F File Number: 028-01909

                        The institutional investment manager filing this report
                  and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:  Thomas W. Smith
      Title: Investment Manager
      Phone: 203-661-1200

Signature, Place, and Date of Signing:

      /s/ Thomas W. Smith
[Signature]

      Greenwich, CT
[City, State]

      May 17, 2004
[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

      Number of Other Included Managers:      2

      Form 13F Information Table Entry Total: 34

      Form 13F Information Table Value Total: $1,132,725(thousands)

List of Other Included Managers:

No.      Form 13F File No.:                 Name:
---      ------------------                 -----

01       028-03444                          Thomas N. Tryforos

02       028-10290                          Scott J. Vassalluzzo

FORM 13F INFORMATION TABLE

                             TITLE OF                   VALUE    SHARES/  SH/   PUT/   INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER            CLASS      CUSIP       (x$1000)    PRN AMT  PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED  NONE
-----------------------      --------  ---------     --------    -------  ---   ----   -------  ----------  --------  ------  ----
BROWN & BROWN INC.             COM     115236101           113       2926 SH           SOLE                    2926
BROWN & BROWN INC.             COM     115236101         44911    1158700 SH           OTHER       01, 02   1158700
COMMERCE BANCORP, INC.         COM     200519106         14785     224424 SH           SOLE                  224424
COMMERCE BANCORP, INC.         COM     200519106        104960    1593200 SH           OTHER       01, 02   1593200
COPART, INC.                   COM     2172041061        15410     709169 SH           SOLE                  709169
COPART, INC.                   COM     2172041061        73678    3390600 SH           OTHER       01, 02   3390600
CREDIT ACCEPTANCE CORP         COM     225310101          7895     415732 SH           SOLE                  415732
CREDIT ACCEPTANCE CORP         COM     225310101         77413    4076500 SH           OTHER       01, 02   4076500
CORPORATE HIGH YIELD FD III    COM     219925104           153      17850 SH           SOLE                   17850
HEALTH MANAGEMENT ASSOCIATES   COM     421933102          2300      99080 SH           SOLE                   99080
HEALTH MANAGEMENT ASSOCIATES   COM     421933102         19148     825000 SH           OTHER       01, 02    825000
IRON MOUNTAIN, INC.            COM     46284P104         22690     508410 SH           SOLE                  508410
IRON MOUNTAIN, INC.            COM     46284P104        204931    4591770 SH           OTHER       01, 02   4591770
MEMBERWORKS INC.               COM     5860021070         7379     210705 SH           SOLE                  210705
MEMBERWORKS INC.               COM     5860021070        47477    1355700 SH           OTHER       01, 02   1355700
MOBILE MINI, INC.              COM     60740f105           519      30000 SH           SOLE                   30000
MOBILE MINI, INC.              COM     60740f105         11666     674350 SH           OTHER       01, 02    674350
NORTH FORK BANCORPORATION      COM     659424105          1978      46750 SH           SOLE                   46750
NORTH FORK BANCORPORATION      COM     659424105         40780     963600 SH           OTHER       01, 02    963600
ORTHODONTIC CTRS. OF AMER.     COM     68750P103          8273    1047239 SH           SOLE                 1047239
ORTHODONTIC CTRS. OF AMER.     COM     68750P103         39506    5000700 SH           OTHER       01, 02   5000700
PRE-PAID LEGAL SERVICES. INC.  COM     7400651007         9320     380739 SH           SOLE                  380739
PRE-PAID LEGAL SERVICES. INC.  COM     7400651007        68069    2780600 SH           OTHER       01, 02   2780600
RENT-A-CENTER, INC.            COM     76009N100          8068     244771 SH           SOLE                  244771
RENT-A-CENTER, INC.            COM     76009N100         14113     428200 SH           OTHER       01, 02    428200
SCP POOL CORPORATION           COM     784028102           525      16000 SH           SOLE                   16000
SYLVAN LEARNING SYSTEMS INC    COM     871399101          6093     173550 SH           SOLE                  173550
SYLVAN LEARNING SYSTEMS INC    COM     871399101          1605      45700 SH           OTHER       01, 02     45700
SEI INVESTMENTS                COM     784117103         28247     855960 SH           SOLE                  855960
SEI INVESTMENTS                COM     784117103        184500    5590919 SH           OTHER       01, 02   5590919
WHOLE FOOD MARKET, INC.        COM     9668371068           67        900 SH           SOLE                     900
WHOLE FOOD MARKET, INC.        COM     9668371068        25670     342500 SH           OTHER       01, 02    342500
WORLD ACCEPTANCE CORP.         COM     981419104          2565     130800 SH           SOLE                  130800
WORLD ACCEPTANCE CORP.         COM     981419104         37918    1933600 SH           OTHER       01, 02   1933600